Business Segments (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Summary information for the reportable segments
The following tables present the revenues, net operating income (loss) and income (loss) from continuing operations of our conventional and affordable real estate operations segments on a proportionate basis for the years ended December 31, 2012, 2011 and 2010 (in thousands):

	Conventional Real Estate Operations	Affordable Real Estate Operations	Proportionate Adjustments (1)	Corporate and Amounts Not Allocated to Segments	Consolidated
Year Ended December 31, 2012:
Rental and other property revenues (2)	$811,741	$101,524	$77,683	$480	$991,428
Tax credit and asset management revenues	—	—	—	41,769	41,769
Total revenues	811,741	101,524	77,683	42,249	1,033,197
Property operating expenses (2)	294,715	39,968	29,695	37,847	402,225
Investment management expenses	—	—	—	12,008	12,008
Depreciation and amortization (2)	—	—	—	345,077	345,077
Provision for real estate impairment losses (2)	—	—	—	8,349	8,349
General and administrative expenses	—	—	—	49,602	49,602
Other expenses, net	—	—	—	15,776	15,776
Total operating expenses	294,715	39,968	29,695	468,659	833,037
Operating income (loss)	517,026	61,556	47,988	(426,410)	200,160
Other items included in continuing operations	—	—	—	(215,066)	(215,066)
Income (loss) from continuing operations	$517,026	$61,556	$47,988	$(641,476)	$(14,906)

	Conventional Real Estate Operations	Affordable Real Estate Operations	Proportionate Adjustments (1)	Corporate and Amounts Not Allocated to Segments	Consolidated
Year Ended December 31, 2011:
Rental and other property revenues (2)	$769,931	$97,793	$74,340	$1,194	$943,258
Tax credit and asset management revenues	—	—	—	38,661	38,661
Total revenues	769,931	97,793	74,340	39,855	981,919
Property operating expenses (2)	284,649	38,453	29,917	52,847	405,866
Investment management expenses	—	—	—	10,459	10,459
Depreciation and amortization (2)	—	—	—	342,820	342,820
Provision for real estate impairment losses (2)	—	—	—	915	915
General and administrative expenses	—	—	—	50,906	50,906
Other expenses, net	—	—	—	17,796	17,796
Total operating expenses	284,649	38,453	29,917	475,743	828,762
Operating income (loss)	485,282	59,340	44,423	(435,888)	153,157
Other items included in continuing operations (3)	—	—	—	(288,760)	(288,760)
Income (loss) from continuing operations	$485,282	$59,340	$44,423	$(724,648)	$(135,603)

	Conventional Real Estate Operations	Affordable Real Estate Operations	Proportionate Adjustments (1)	Corporate and Amounts Not Allocated to Segments	Consolidated
Year Ended December 31, 2010:
Rental and other property revenues (2)	$751,123	$93,469	$75,543	$2,775	$922,910
Tax credit and asset management revenues	—	—	—	35,630	35,630
Total revenues	751,123	93,469	75,543	38,405	958,540
Property operating expenses (2)	287,761	40,051	32,627	55,074	415,513
Investment management expenses	—	—	—	14,477	14,477
Depreciation and amortization (2)	—	—	—	363,261	363,261
Provision for real estate impairment losses (2)	—	—	—	65	65
General and administrative expenses	—	—	—	53,374	53,374
Other expenses, net	—	—	—	9,267	9,267
Total operating expenses	287,761	40,051	32,627	495,518	855,957
Operating income (loss)	463,362	53,418	42,916	(457,113)	102,583
Other items included in continuing operations (3)	—	—	—	(263,360)	(263,360)
Income (loss) from continuing operations	$463,362	$53,418	$42,916	$(720,473)	$(160,777)

(1)
Represents adjustments for the noncontrolling interests in consolidated real estate partnerships’ share of the results of our consolidated properties and the results of consolidated properties that we do not manage, which are excluded from our measurement of segment performance but included in the related consolidated amounts, and our share of the results of operations of our unconsolidated real estate partnerships that we manage, which are included in our measurement of segment performance but excluded from the related consolidated amounts.

(2)
Proportionate property net operating income, our key measurement of segment profit or loss, excludes property management revenues (which are included in rental and other property revenues), property management expenses and casualty gains and losses (which are included in property operating expenses), depreciation and amortization and provision for real estate impairment losses. Accordingly, we do not allocate these amounts to our segments.

(3)
In addition to the other items included in continuing operations presented in the table for the years ending December 31, 2011 and 2010, the Aimco Operating Partnership recognized $1.3 million and $0.9 million, respectively, of interest income on its notes receivable from Aimco. These notes were repaid by Aimco during the three months ended December 31, 2011.

Assets of reportable segments
The assets of our reportable segments on a proportionate basis, together with the proportionate adjustments to reconcile these amounts to the consolidated assets of our segments, and the consolidated assets not allocated to our segments are as follows (in thousands):

	2012	2011
Conventional	$4,837,236	$5,031,864
Affordable	466,678	683,307
Proportionate adjustments (1)	634,858	645,385
Corporate and other assets	462,608	511,306
Total consolidated assets	$6,401,380	$6,871,862

(1)
Represents adjustments for the noncontrolling interests in consolidated real estate partnerships’ share of the assets of our consolidated properties, which are excluded from our measurement of segment financial condition, and our share of the assets of our unconsolidated real estate partnerships, which are included in our measure of segment financial condition.